                                                                          NUVEEN

NUVEEN CONNECTICUT
TRADITIONAL UNIT TRUST 290                                                   957


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.83 - 5.03%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.81 - 5.09%                                        - Dependable Income
DATE OF DEPOSIT: August 27, 1997                    - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    23.1 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.79 to $99.75 depending on the purchase amount
Cusip           67064X 406 monthly payment plan
Numbers         67064X 414 quarterly payment plan
                67064X 422 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               75%
                AA                25
                                  ---------
                                  100%
Registration    Registered in Connecticut

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-16                                            13.4%
2017-18                                            38.8%
2019-20                                            14.3%
2021-22                                             0.0%
2023+                                              33.5%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 08/26/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.83%
     Tax Equivalent Yield                          7.92%

Treasury Bonds
     Yield                                         6.67%
     Tax Equivalent Yield                          6.98%

Corporate Bonds

     Yield                   7.44%

 *COMPARES TRUST AS OF 08/26/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 08/25/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 4.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CONNECTICUT TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   360,000  State of Connecticut, General Obligation Bonds (1997 Series C), 5.25% Due                AA-   Aa3
              8/1/17.                                                                    2007 at 101.5
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   --
              Bonds, Bridgeport Hospital Issue, Series C, 5.375% Due 7/1/19. (ConnieLee
              Insured.)                                                                   2006 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Choate Rosemary Hall Issue, Series B, 5.00% Due 7/1/27. (Original
              issue discount bonds delivered on or about July 8, 1997 at a price of
              93.809% of principal amount.)(MBIA Insured.)                                2007 at 101
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, The Loomis Chaffee School Issue, Series C, 5.50% Due 7/1/26. (MBIA
              Insured.)                                                                   2006 at 101
     500,000  Connecticut Municipal Electric Energy Cooperative, Power Supply System                   AAA   Aaa
              Revenue Bonds, 1993 Series A, 5.00% Due 1/1/18. (MBIA Insured.)             2004 at 102
     470,000  Town of East Haven, Connecticut, General Obligation Bonds, 5.25% Due                     AAA   Aaa
              9/1/15. (When issued.) (FGIC Insured.)                                      2006 at 100
     500,000  Town of North Haven, Connecticut, General Obligation Bonds, Issue of 1997,               --   Aa3
              5.10% Due 9/1/17. (When issued.)                                            2007 at 102
     170,000  University of Puerto Rico, University System Revenue Bonds, Series M, 5.25%              AAA   Aaa
              Due 6/1/25. (Original issue discount bonds delivered on or about May 25,
              1995 at a price of 91.25% of principal amount.)(MBIA Insured.)             2005 at 101.5
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM CONNECTICUT AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 08/26/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.05. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.79     4.90 %      4.83%   4.81%   4.86%   4.85%   4.88%   4.87 %
 500 / $50,000              102.62     4.75        4.84    4.82    4.87    4.86    4.89    4.88
 1,000 / $100,000           102.36     4.50        4.85    4.84    4.89    4.88    4.90    4.90
 2,500 / $250,000           102.09     4.25        4.87    4.86    4.90    4.90    4.92    4.92
 5,000 / $500,000           101.30     3.50        4.90    4.92    4.94    4.96    4.95    4.98
 10,000 / $1,000,000        100.77     3.00        4.93    4.96    4.96    5.00    4.98    5.02
 25,000 / $2,500,000        100.26     2.50        4.96    5.00    4.99    5.04    5.01    5.06
 50,000 / $5,000,000         99.75     2.00        4.98    5.03    5.01    5.07    5.03    5.09

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.0%   39.0%      42.5%
         4.83  % 7.00%   7.32%   7.92%      8.40 %
         4.84    7.01    7.33    7.93       8.42
         4.85    7.03    7.35    7.95       8.43
         4.87    7.06    7.38    7.98       8.47
         4.90    7.10    7.42    8.03       8.52
         4.93    7.14    7.47    8.08       8.57
         4.96    7.19    7.52    8.13       8.63
         4.98    7.22    7.55    8.16       8.66

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 10/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)           10/15/97   $   .4532
 Monthly plan           11/15/97       .4140   $ 4.9683
 Quarterly plan         11/15/97       .4164
                         2/15/98      1.2492     5.0003
 Semi-annual plan       11/15/97       .4182
                         5/15/98      2.5092     5.0193
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.84 =  97.238
 investment       offering price     # of units
 (as of           and accrued        purchased
 08/26/97)        interest
 97.238       X   $4.9683        =   $483.11
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 351                                                       957


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: August 27, 1997
5.01 - 5.22%
ESTIMATED LONG-TERM RETURN:
5.05 - 5.31%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $5,000,000 in 50,000 units
Average Life    26.1 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.85 to $97.87 depending on the purchase amount
Cusip           6710A7 168 monthly payment plan
Numbers         6710A7 176 quarterly payment plan
                6710A7 184 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Colorado               10.4  %          Illinois               21.0  %          New York               12.9  %
North Dakota           10.6             Texas                  10.6             Washington             24.3
Wisconsin              10.2

MATURITY DATES (Description of Chart)
2016-18                                            10.0%
2019-21                                            10.0%
2022-24                                            40.0%
2025+                                              40.0%

The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 08/26/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          7.83%

Treasury Bonds
     Yield                                         6.67%
     Tax Equivalent Yield                          7.02%

Corporate Bonds
     Yield                   7.44%

 *COMPARES TRUST AS OF 08/26/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 08/25/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1996D, 5.50% Due 11/15/25.                                                  2006 at 101
     250,000  E-470 Public Highway Authority (Colorado), Senior Revenue Bonds, Series                  AAA   Aaa
              1997B, 0.00% Due 9/1/22. (Original issue discount bonds delivered on or
              about August 27, 1997 at a price of 25.617% of principal amount.)           No Optional
                                                                                              Call
     500,000  City of Chicago (Illinois), Skyway Toll Bridge Revenue Bonds, Series 1996,               AAA   Aaa
              5.50% Due 1/1/23.                                                           2007 at 102
     500,000  The Board of Trustees of the University of Illinois, University of Illinois              AAA   Aaa
              Auxiliary Facilities System Revenue Bonds, Series 1996, 5.60% Due 10/1/22.  2006 at 102
     100,000  New York State Energy Research and Development Authority, Gas Facilities                 AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.                                                                 2006 at 102
     500,000  New York City (New York), Municipal Water Finance Authority, Water and                   AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.75% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a
              price of 93.892% of principal amount.)                                      2006 at 101
     500,000  City of Grand Forks, North Dakota, Health Care System Revenue Bonds (Altru               AAA   Aaa
              Health System Obligated Group), Series 1997, 5.625% Due 8/15/27.            2007 at 102
     500,000  Tyler Health Facilities Development Corporation, Hospital Revenue Bonds                  AAA   Aaa
              (East Texas Medical Center Regional Healthcare System Project), Series
              1997B, 5.60% Due 11/1/27.                                                   2007 at 102
     400,000  Port of Seattle, Washington, Revenue Bonds, Series 1996A, 5.50% Due 9/1/21.              AAA   Aaa
              (Original issue discount bonds delivered on or about April 18, 1996 at a
              price of 94.763% of principal amount.)                                      2006 at 101
     750,000  The City of Tacoma, Washington, Limited Tax General Obligation Bonds,                    AAA   Aaa
              Series 1997A, 5.625% Due 12/1/22.                                           2007 at 100
     500,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (The Medical College of Wisconsin, Inc. Project), 5.40% Due
              12/1/16.                                                                    2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 5,000,000  TOTAL          11 BONDS FROM 7 STATES.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 08/26/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.85     4.90 %      5.01%   5.05%   5.04%   5.08%   5.06%   5.10 %
 500 / $50,000              100.69     4.75        5.02    5.06    5.05    5.09    5.07    5.11
 1,000 / $100,000           100.43     4.50        5.03    5.08    5.07    5.11    5.08    5.13
 2,500 / $250,000           100.17     4.25        5.05    5.10    5.08    5.13    5.10    5.15
 5,000 / $500,000            99.39     3.50        5.09    5.15    5.12    5.18    5.14    5.20
 10,000 / $1,000,000         98.88     3.00        5.11    5.19    5.15    5.22    5.16    5.24
 25,000 / $2,500,000         98.37     2.50        5.14    5.23    5.17    5.26    5.19    5.28
 50,000 / $5,000,000         97.87     2.00        5.17    5.26    5.20    5.29    5.22    5.31

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.01  % 6.96%   7.26%   7.83%   8.29%
         5.02    6.97    7.28    7.84    8.31
         5.03    6.99    7.29    7.86    8.33
         5.05    7.01    7.32    7.89    8.36
         5.09    7.07    7.38    7.95    8.43
         5.11    7.10    7.41    7.98    8.46
         5.14    7.14    7.45    8.03    8.51
         5.17    7.18    7.49    8.08    8.56

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 10/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)           10/15/97   $   .4773
 Monthly plan           11/15/97       .4212   $ 5.0555
 Quarterly plan         11/15/97       .4239
                         2/15/98      1.2717     5.0875
 Semi-annual plan       11/15/97       .4254
                         5/15/98      2.5524     5.1065
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.92 =  99.088
 investment       offering price     # of units
 (as of           and accrued        purchased
 08/26/97)        interest
 99.088       X   $5.0555        =   $500.94
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 227                                                       957


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: August 27, 1997
5.00 - 5.20%
ESTIMATED LONG-TERM RETURN:
5.01 - 5.28%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.34 to $99.32 depending on the purchase amount
Cusip           6706H7 250 monthly payment plan
Numbers         6706H7 268 quarterly payment plan
                6706H7 276 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2021-22                                            28.6%
2023-24                                            14.3%
2025-26                                            28.6%
2027+                                              28.5%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 08/26/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.00%
     Tax Equivalent Yield                          8.06%

Treasury Bonds
     Yield                                         6.67%
     Tax Equivalent Yield                          6.86%

Corporate Bonds
     Yield                   7.44%

 *COMPARES TRUST AS OF 08/26/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 08/25/97. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer  2007 at 102  AAA   Aaa
              Revenue Bonds, Series of 1997, 5.375% Due 12/1/24.
     500,000  Dauphin County General Authority (Pennsylvania), Health System Revenue      2007 at 101  AAA   Aaa
              Bonds, Series of 1997 (Pinnacle Health System Project), 5.50% Due 5/15/27.
     500,000  Jim Thorpe Area School District (Carbon County, Pennsylvania), General      2007 at 100  AAA   Aaa
              Obligation Bonds, Series A of 1997, 5.375% Due 3/15/27.
     500,000  New Kensington-Arnold School District (Westmoreland County, Pennsylvania),  2007 at 100  AAA   Aaa
              General Obligation Bonds, Series of 1997, 5.50% Due 5/15/26.
     500,000  University of Pittsburgh - Of the Commonwealth System of Higher Education   2007 at 102  AAA   Aaa
              (Pennsylvania), University Refunding Bonds, Series B of 1997, 5.00% Due
              6/1/21.
     500,000  Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds,  2007 at 102  AAA   Aaa
              Series of 1997, 5.375% Due 3/1/22.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM PENNSYLVANIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 08/26/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.34     4.90 %      5.00%   5.01%   5.03%   5.05%   5.05%   5.07 %
 500 / $50,000              102.18     4.75        5.01    5.02    5.04    5.06    5.06    5.08
 1,000 / $100,000           101.92     4.50        5.02    5.04    5.05    5.08    5.07    5.10
 2,500 / $250,000           101.65     4.25        5.03    5.05    5.06    5.09    5.08    5.11
 5,000 / $500,000           100.86     3.50        5.07    5.11    5.10    5.15    5.12    5.17
 10,000 / $1,000,000        100.34     3.00        5.10    5.15    5.13    5.19    5.15    5.21
 25,000 / $2,500,000         99.83     2.50        5.12    5.18    5.15    5.22    5.17    5.24
 50,000 / $5,000,000         99.32     2.00        5.15    5.22    5.18    5.26    5.20    5.28

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         5.00  % 7.14%   7.46%   8.06%      8.55 %
         5.01    7.16    7.48    8.08       8.56
         5.02    7.17    7.49    8.10       8.58
         5.03    7.19    7.51    8.11       8.60
         5.07    7.24    7.57    8.18       8.67
         5.10    7.29    7.61    8.23       8.72
         5.12    7.31    7.64    8.26       8.75
         5.15    7.36    7.69    8.31       8.80

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 10/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)           10/15/97   $   .4828
 Monthly plan           11/15/97       .4260   $ 5.1142
 Quarterly plan         11/15/97       .4287
                         2/15/98      1.2861     5.1462
 Semi-annual plan       11/15/97       .4302
                         5/15/98      2.5812     5.1652
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.41 =  97.646
 investment       offering price     # of units
 (as of           and accrued        purchased
 08/26/97)        interest
 97.646       X   $5.1142        =   $499.38
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)